Quarterly Report
December 31, 2024
MFS®  Alabama
Municipal Bond Fund
MAL-Q3

Portfolio of Investments
12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$52,878
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	46,797
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	325,000	338,759
		$438,434
General Obligations - General Purpose – 11.1%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$865,673
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 6/01/2053	750,000	790,923
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	143,132
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	270,000	285,335
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	110,128
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	34,176	36,405
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	115,194	125,976
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	31,477	30,999
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	57,199	55,760
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	24,283	23,417
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	33,016	31,217
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	121,336	112,677
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	40,508	27,403
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	759,492
Mobile County, AL, General Obligation Warrants, 5%, 2/01/2043	675,000	731,705
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	644,406
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	246,578
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,046,682
Pike Road, AL, General Obligation, 5%, 3/01/2048	500,000	529,299
Pike Road, AL, General Obligation, 5%, 3/01/2052	500,000	527,168
Rainsville, AL, General Obligation Warrants, AGM, 4.125%, 1/01/2049	500,000	481,651
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	129,246
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	59,249
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	70,000	70,036
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	30,000	29,765
		$7,894,322
General Obligations - Schools – 3.8%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$212,049
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	478,281
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	999,814
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	982,986
		$2,673,130
Healthcare Revenue - Hospitals – 7.1%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$936,535
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	501,923
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	875,000	929,426
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	754,182
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	13,423
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	457,948
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	934,510
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	520,000	496,409
		$5,024,356

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 1.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$233,822
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	952,491
		$1,186,313
Industrial Revenue - Environmental Services – 0.4%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	$300,000	$316,983
Industrial Revenue - Other – 0.8%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$459,819
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	91,218
		$551,037
Miscellaneous Revenue - Other – 1.1%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$215,000	$193,047
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,745
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	260,148
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	280,809
		$769,749
Multi-Family Housing Revenue – 3.9%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$1,000,000	$1,000,686
Alabama Housing Finance Authority, Multi-Family Tax-Exempt (Cooper Green Homes Project), “B”, 4.45%, 8/01/2045	1,000,000	990,097
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	216,680	215,182
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	75,000	75,270
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	120,000	120,143
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	585,000	410,462
		$2,811,840
Port Revenue – 2.3%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	$630,000	$635,138
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	1,000,000	1,016,654
		$1,651,792
Sales & Excise Tax Revenue – 9.4%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,025,448
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	820,000	346,618
Enterprise, AL, Board of Education Special Tax School Warrants, BAM, 5%, 3/01/2040	500,000	539,591
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	60,000	57,013
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	848,259
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	1,000,000	976,415
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 2/01/2042	1,000,000	965,104
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	16,000	16,004
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	57,000	56,149
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	796,000	793,024
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	142,000	140,054
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	58,000	57,333
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	401,000	393,824
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	4,000	3,356
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	247,000	189,850
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	237,000	166,876
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	110,000	35,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$100,000	$96,750
		$6,707,053
Single Family Housing - State – 5.2%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 4.55%, 10/01/2044	$750,000	$745,809
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 6%, 4/01/2055	750,000	819,797
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “C”, GNMA, 5.75%, 4/01/2055	750,000	807,032
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “D”, GNMA, 4.5%, 10/01/2049	750,000	732,063
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	65,000	64,978
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	383,746
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	128,564
		$3,681,989
State & Local Agencies – 5.1%
Baldwin County, AL, Public Building Authority Rev. (Jail Project), 4.375%, 3/01/2046	$1,250,000	$1,244,186
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,213
Cherokee County, AL, Public Building Authority Rev., 4.5%, 7/01/2053	750,000	737,644
Irondale, AL, Public Building Authority Lease Rev., 5%, 10/01/2044	1,000,000	1,060,257
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	359,160
		$3,611,460
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$90,000	$72,445
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	320,000	314,463
		$386,908
Tax - Other – 9.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$45,000	$46,255
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	125,000	134,183
Cullman, AL, Board of Education Special Tax School Warrants, “A”, BAM, 4.25%, 3/01/2054	750,000	712,527
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,368
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	85,014
Jefferson County, AL, Board of Education, 4%, 2/01/2042	610,000	588,746
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2044	500,000	536,330
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2046	500,000	530,752
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5.25%, 7/01/2064	750,000	782,992
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	350,000	372,589
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2043	250,000	265,093
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2044	325,000	343,548
Marshall County, AL, Board of Education Special Tax School Warrants, BAM, 4%, 3/01/2044	500,000	482,664
Marshall County, AL, Board of Education Special Tax School Warrants, BAM, 4.125%, 3/01/2049	500,000	483,004
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	487,562
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	491,614
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	500,000	515,510
		$6,888,751
Tobacco – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$210,000	$190,191
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$201,886

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 1.6%
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2036	$1,000,000	$1,078,044
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	40,000	47,059
		$1,125,103
Universities - Colleges – 12.6%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	$1,000,000	$922,610
Alabama Community College System Board of Trustees Rev. (Calhoun Community College), AGM, 4.125%, 5/01/2049	750,000	732,306
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2048	500,000	526,738
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2053	500,000	521,980
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,544,608
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	507,744
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	584,192
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	791,231
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2056	500,000	514,900
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	273,178
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	55,000	55,041
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	772,107
University of South Alabama Facilities Rev., “A”, BAM, 5.25%, 4/01/2054	500,000	536,838
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	720,000	711,139
		$8,994,612
Utilities - Investor Owned – 0.7%
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	$500,000	$501,818
Utilities - Municipal Owned – 1.7%
Huntville, AL, Electric Rev. Warrants, 5%, 12/01/2043	$750,000	$818,484
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	100,000	54,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	180,000	97,200
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	35,100
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,633
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	51,300
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	68,590
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,767
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	27,000
		$1,181,074
Utilities - Other – 5.1%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$210,000	$210,026
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	425,000	446,461
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	310,000	326,897
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	435,538
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	1,000,000	995,725
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	360,000	379,082
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	500,000	526,027
Southeast Alabama Energy Authority Energy Supply Rev., “A”, 5%, 11/01/2035	300,000	310,977
		$3,630,733
Water & Sewer Utility Revenue – 13.4%
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.25%, 12/01/2048	$500,000	$494,374
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.375%, 12/01/2053	500,000	495,978
Birmingham, AL, Water Rev., 5%, 1/01/2038	500,000	549,860
Birmingham, AL, Water Rev., 5%, 1/01/2039	250,000	272,553
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,000,759
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	121,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$95,000	$97,566
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,000,000	1,084,039
Limestone County, AL, Water & Sewer Authority Rev., 5%, 12/01/2045	1,000,000	1,050,855
Limestone County, AL, Water & Sewer Authority Rev., 4.125%, 12/01/2049	750,000	721,868
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	748,773
Montgomery, AL, Water Works and Sanitary Sewer Board, Water and Sewer Rev., 5%, 9/01/2048	500,000	537,182
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	955,207
Prattville, AL, Water Works Board Rev., 5.125%, 8/01/2053	750,000	790,438
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	700,000	406,000
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	200,000	212,670
		$9,539,226
Total Municipal Bonds		$69,958,760
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$135,053
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	181,841	52,734
Total Bonds		$187,787
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$130,227	$79,764
Mutual Funds (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.49% (v)	138,510	$138,538

Other Assets, Less Liabilities – 1.0%		688,874
Net Assets – 100.0%		$71,053,723
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $138,538 and $70,226,311, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,095,722, representing 1.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040	6/10/2020	$313,812	$316,983
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$70,038,524	$—	$70,038,524
U.S. Corporate Bonds	—	187,787	—	187,787
Investment Companies	138,538	—	—	138,538
Total	$138,538	$70,226,311	$—	$70,364,849
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$873,869	$21,021,730	$21,757,039	$108	$(130)	$138,538
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$70,344	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2024, are as follows:
Alabama	82.9%
Puerto Rico	4.0%
Illinois	2.1%
New York	1.4%
Kentucky	1.4%
Pennsylvania	0.9%
California	0.9%
Maryland	0.7%
North Carolina	0.7%
Arkansas	0.7%
Texas	0.6%
Guam	0.6%
Virginia	0.6%
Louisiana	0.5%
New Jersey	0.5%
Massachusetts	0.4%
New Hampshire	0.3%
New Mexico	0.3%
Colorado	0.2%
Wisconsin	0.1%
Iowa	0.1%
Connecticut	0.1%
U.S.Virgin Islands	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.